UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    May 12, 2003
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:        $146750
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     1170   567900 SH       SOLE                                     567900
AMERICAN INTL GROUP COM        COM              026874107     5280   106774 SH       SOLE                     2900            103874
AMGEN INC COM                  COM              031162100     6737   117056 SH       SOLE                     3800            113256
AUTOMATIC DATA PROCESS COM     COM              053015103     3636   118100 SH       SOLE                     4700            113400
AVERY DENNISON CORP COM        COM              053611109     6000   102264 SH       SOLE                     2800             99464
BED BATH & BEYOND INC COM      COM              075896100     5276   152750 SH       SOLE                     4600            148150
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     6032   110962 SH       SOLE                     3700            107262
CISCO SYS INC COM              COM              17275R102     4150   319698 SH       SOLE                    16000            303698
CITIGROUP INC COM              COM              172967101      247     7172 SH       SOLE                                       7172
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109      987    25406 SH       SOLE                                      25406
DUKE ENERGY CORP COM           COM              264399106      864    59440 SH       SOLE                                      59440
EXXON MOBIL CORP COM           COM              30231G102     6788   194207 SH       SOLE                     5000            189207
FISERV INC COM                 COM              337738108     3803   120800 SH       SOLE                     6200            114600
GENERAL DYNAMICS CORP COM      COM              369550108     3797    68951 SH       SOLE                     2100             66851
GENERAL ELEC CO COM            COM              369604103     5477   214789 SH       SOLE                     7100            207689
HOME DEPOT INC COM             COM              437076102     4464   183251 SH       SOLE                     6100            177151
ILLINOIS TOOL WKS INC COM      COM              452308109     4837    83186 SH       SOLE                     2800             80386
INTEL CORP COM                 COM              458140100      453    27838 SH       SOLE                                      27838
INTERNATIONAL BUS MACH COM     COM              459200101     4670    59542 SH       SOLE                     2300             57242
JOHNSON & JOHNSON COM          COM              478160104     8631   149151 SH       SOLE                     3100            146051
MARSH & MCLENNAN COS COM       COM              571748102     4634   108705 SH       SOLE                     3900            104805
MCGRAW HILL COS INC COM        COM              580645109     5253    94502 SH       SOLE                     2600             91902
MEDTRONIC INC COM              COM              585055106     6652   147437 SH       SOLE                     4000            143437
MERCK & CO INC COM             COM              589331107     5027    91765 SH       SOLE                     2800             88965
MICROSOFT CORP COM             COM              594918104     4967   205170 SH       SOLE                     6200            198970
MORGAN STANLEY COM             COM              617446448     4388   114423 SH       SOLE                     4400            110023
PEPSICO INC COM                COM              713448108      270     6760 SH       SOLE                                       6760
PFIZER INC COM                 COM              717081103     5247   168405 SH       SOLE                     5700            162705
SBC COMMUNICATIONS INC COM     COM              78387G103     3452   172070 SH       SOLE                     5300            166770
T ROWE PRICE GROUP INC         COM              74144T108     3879   143026 SH       SOLE                     5000            138026
UNITEDHEALTH GROUP INC         COM              91324P102     4231    46150 SH       SOLE                     2000             44150
WAL MART STORES INC COM        COM              931142103      257     4944 SH       SOLE                                       4944
WELLS FARGO & CO COM           COM              949746101     6535   145258 SH       SOLE                     4500            140758
BP P L C SPONSORED ADR         ADR              055622104     4765   123480 SH       SOLE                     4400            119080
NOKIA CORP SPONSORED ADR       ADR              654902204     3893   277850 SH       SOLE                    10600            267250